Long-term liabilities - Narrative (Detail)	12 Months Ended							12 Months Ended			12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Nov. 19, 2013 Revolving Credit Facility USD ($)	Nov. 18, 2013 Revolving Credit Facility USD ($)	Jan. 17, 2014 Generation Senior Unsecured Notes 4.65% Senior Unsecured Debentures Due 2022 CAD	Dec. 31, 2014 Generation Senior Debt Sanger Terminal Facility Bonds USD ($)	Dec. 31, 2013 Generation Senior Debt Sanger Terminal Facility Bonds USD ($)	Dec. 31, 2014 Generation Senior Debt Shady Oaks Wind Facility Senior Debt USD ($)	Dec. 31, 2013 Generation Senior Debt Shady Oaks Wind Facility Senior Debt USD ($)	Jan. 01, 2013 Generation Senior Debt Shady Oaks Wind Facility Senior Debt USD ($)	Dec. 31, 2014 Generation Senior Debt Shady Oaks Wind Facility Senior Debt Minimum USD ($)	Dec. 31, 2014 Generation Senior Debt Shady Oaks Wind Facility Senior Debt Maximum USD ($)	Dec. 31, 2014 Generation Revolving Credit Facility	Jul. 31, 2014 Generation Revolving Credit Facility CAD	Jul. 30, 2014 Generation Revolving Credit Facility CAD	Dec. 31, 2014 Generation Revolving Credit Facility LIBOR CAD	Dec. 31, 2013 Generation Revolving Credit Facility LIBOR CAD	Jul. 31, 2013 Distribution Senior Unsecured Notes Liberty Utilities Co. Senior Unsecured Notes USD ($) Tranche	Dec. 31, 2014 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.23% USD ($)	Dec. 31, 2013 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.23% USD ($)	Jul. 31, 2013 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.23% USD ($)	Dec. 31, 2014 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.86% USD ($)	Dec. 31, 2013 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.86% USD ($)	Jul. 31, 2013 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.86% USD ($)	Dec. 31, 2014 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.26% USD ($)	Dec. 31, 2013 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.26% USD ($)	Jul. 31, 2013 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.26% USD ($)	Dec. 31, 2014 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.14% USD ($)	Dec. 31, 2013 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.14% USD ($)	Mar. 14, 2013 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.14% USD ($)	Dec. 31, 2014 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.49% USD ($)	Dec. 31, 2013 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.49% USD ($)	Dec. 31, 2014 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.89% USD ($)	Dec. 31, 2013 Distribution Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.89% USD ($)	Dec. 31, 2014 Distribution Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.37% USD ($)	Dec. 31, 2013 Distribution Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.37% USD ($)	Dec. 31, 2014 Distribution Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.94% USD ($)	Dec. 31, 2013 Distribution Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.94% USD ($)	Dec. 31, 2014 Distribution Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.30% USD ($)	Dec. 31, 2013 Distribution Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.30% USD ($)	Dec. 31, 2014 Distribution Revolving Credit Facility LIBOR USD ($)	Dec. 31, 2013 Distribution Revolving Credit Facility LIBOR USD ($)	Sep. 30, 2013 Distribution Revolving Credit Facility LIBOR USD ($)	Sep. 29, 2013 Distribution Revolving Credit Facility LIBOR USD ($)	Dec. 31, 2014 Distribution Bonds New England Gas System, First Mortgage Bonds, 7.24% USD ($)	Dec. 31, 2013 Distribution Bonds New England Gas System, First Mortgage Bonds, 7.24% USD ($)	Dec. 20, 2013 Distribution Bonds New England Gas System, First Mortgage Bonds, 7.24% USD ($)	Dec. 31, 2014 Distribution Bonds New England Gas System, First Mortgage Bonds, 7.99% USD ($)	Dec. 31, 2013 Distribution Bonds New England Gas System, First Mortgage Bonds, 7.99% USD ($)	Dec. 20, 2013 Distribution Bonds New England Gas System, First Mortgage Bonds, 7.99% USD ($)	Dec. 31, 2014 Distribution Bonds New England Gas System, First Mortgage Bonds, 9.44% USD ($)	Dec. 31, 2013 Distribution Bonds New England Gas System, First Mortgage Bonds, 9.44% USD ($)	Dec. 20, 2013 Distribution Bonds New England Gas System, First Mortgage Bonds, 9.44% USD ($)
Debt Instrument [Line Items]
Debt instrument, face value					200,000,000	$ 19,200,000	$ 19,200,000			$ 150,000,000								$ 125,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 15,000,000	$ 15,000,000	$ 15,000,000	$ 115,000,000	$ 115,000,000	$ 60,000,000	$ 60,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000					$ 6,000,000	$ 6,000,000	$ 6,000,000	$ 7,000,000	$ 7,000,000	$ 7,000,000	$ 6,500,000	$ 6,500,000	$ 6,500,000
Line of credit facility, maximum borrowing capacity			65,000,000	30,000,000										350,000,000	200,000,000	350,000,000	350,000,000																								200,000,000	200,000,000	200,000,000	100,000,000
Period of development													3 years
Debt instrument, interest rate					4.65%														3.23%	3.23%	3.23%	3.86%	3.86%	3.86%	4.26%	4.26%	4.26%	4.14%	4.14%	4.14%	4.49%	4.49%	4.89%	4.89%	7.37%	7.37%	7.94%	7.94%	7.30%	7.30%					7.24%	7.24%	7.24%	7.99%	7.99%	7.99%	9.44%	9.44%	9.44%
Deferred finance costs	10,732,000	9,011,000			1,568,000
Decrease in long-term liabilities	286,552,000	685,472,000						46,000,000
Debt instrument, remaining principal amount								76,000,000	76,000,000
Debt instrument, term								11 years 6 months
Debt instrument, periodic principal payments											3,000,000	6,000,000
Debt instrument sold, price per principal amount					0.99864
Debt instrument, number of tranches																		3
Interest on long term debt	18,770,000	14,057,000
Cash paid during the year for interest on long-term liabilities	61,287,000	49,746,000